Other Financial Liabilities - Summary of Identification of Bank Borrowings by Company (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 106,783,566	$ 113,247,268
Non-current, Maturity	$ 21,315,003	$ 135,297,019
Banco Santander [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	6.00%	6.00%
Current, Maturity	$ 3	$ 4
Banco Santander [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	6.00%	6.00%
Current, Maturity	$ 1	$ 1
Scotiabank Chile [Member] | Enel Green Power Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.10%	2.10%
Nominal Interest Rate	2.10%	2.10%
Current, Maturity	$ 0	$ 112,882,048
Scotiabank Chile [Member] | Almeyda Solar Spa [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.03%	2.03%
Nominal Interest Rate	2.03%	2.03%
Current, Maturity	$ 106,743,596	$ 321,995
Non-current, Maturity		$ 112,747,516
Inter-American Development Banl (BID) [Member] | Enel Green Power Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.50%	1.50%
Nominal Interest Rate	1.50%	1.50%
Current, Maturity	$ 39,966	$ 43,220
Non-current, Maturity		22,549,503
More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	106,783,562	113,112,731
More than 90 Days [Member] | Scotiabank Chile [Member] | Enel Green Power Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		112,747,516
More than 90 Days [Member] | Scotiabank Chile [Member] | Almeyda Solar Spa [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	106,743,596	321,995
More than 90 Days [Member] | Inter-American Development Banl (BID) [Member] | Enel Green Power Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	39,966	43,220
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	21,315,003	112,747,516
One to Two Years [Member] | Scotiabank Chile [Member] | Almeyda Solar Spa [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		112,747,516
One to Two Years [Member] | Inter-American Development Banl (BID) [Member] | Enel Green Power Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	21,315,003
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		22,549,503
Two to Three Years [Member] | Inter-American Development Banl (BID) [Member] | Enel Green Power Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		22,549,503
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	4	134,537
Less than 90 Days [Member] | Banco Santander [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	3	4
Less than 90 Days [Member] | Banco Santander [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1	1
Less than 90 Days [Member] | Scotiabank Chile [Member] | Enel Green Power Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 134,532